Bonus Programs - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($) shares	Dec. 31, 2022 MXN ($) shares	Dec. 31, 2021 MXN ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus percentage	50.00%	50.00%
Bonus expense	$ 964	$ 1,527	$ 856
Number of options granted | shares	0	0	0
The total expense recognized for the period arising from share-based payment transactions	$ 319	$ 326	$ 276
Share based payments	$ 534	$ 360
FEMSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus percentage	50.00%
Vesting percentage	33.00%
Number of options granted | shares	3,541,763,000,000